Property, Plant and Equipment, Goodwill and Intangible Assets, Asset retirement obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset retirement obligation [Roll Forward]
Beginning balance	$ 62	$ 64
Liabilities incurred	249
Liabilities settled	(3)	(3)
Changes in estimates	3	3
Accretion expense	3	2
Divestiture	(6)
Effects of exchange rate changes	(3)	(4)
Ending balance	305	$ 62
Restructuring and Related Activities [Abstract]
Asset retirement obligation, liabilities incurred	$ 249